Other income (expense) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Financial Instruments [Abstract]
Interest income	$ 5.0	$ 0.2
Interest expense and accretion on convertible debt (net of capitalized interest)	(3.0)	(3.4)
Interest expense on lease liabilities	(0.9)	(0.4)
Other finance costs	(0.1)	0.0
Foreign exchange losses	(0.5)	(0.3)
Interest expense and other costs	(4.5)	(4.1)
Gains (losses) on change in fair value of derivatives	(0.7)	3.8
Fair value gain on warrants (Note 12)	0.0	11.1
(Loss) gain on financial instruments	(0.7)	14.9
Other income (expense)	$ (0.2)	$ 11.0